Annual Total Returns- Janus Henderson Small-Mid Cap Value Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Small-Mid Cap Value Fund - Class I	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.48%	23.08%	7.42%	0.17%	19.52%	14.05%	(7.12%)	26.89%	(3.09%)